Commitments and Contingencies - Operating Leases (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 01, 2015	Jun. 30, 2017	Mar. 31, 2016	May 31, 2014	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Commitments and Contingencies
Cash deposits under non-cancelable sub-lease agreement	$ 122,163
Security deposit under non-cancelable sub-lease agreement	29,539
Future minimum lease payments under non-cancellable operating leases
2017						$ 363,486			$ 245,327
2018						245,327
Total minimum lease payments						608,813			$ 518,692
Other assets
Commitments and Contingencies
Prepayment of last three months lease payments	$ 92,623
Napo
Commitments and Contingencies
Rent related to the office space				$ 33,897			$ 69,580	$ 80,816
General and administrative expense
Commitments and Contingencies
Rent expense under non-cancelable operating lease		$ 90,278	$ 90,278		$ 180,557	$ 361,114